Acquisitions, Disposals and Reorganization (Details) - Schedule of discontinued operations to consolidated statements of financial position and discontinued operations - Fanhua Bocheng Brokerge Limited [Member]
¥ in Thousands
12 Months Ended
Dec. 31, 2017 CNY (¥)
Results of discontinued operations:
Total net revenues	¥ 172,993
Total operating costs	(163,079)
Selling expenses	(190)
General and administrative expenses	(3,380)
Other income, net	40
Loss on disposal of discontinued operations	(904)
Income from discontinued operations before income taxes	5,480
Income taxes expense
Net income from discontinued operations, net of tax	5,480
Cash flow from discontinued operations:
Net cash generated from (used in) operating activities*	8,992 [1]
Net cash used in investing activities
Net cash generated from financing activities
Net cash increase (decrease) in cash and, cash equivalents, and restricted cash	8,992
Cash and cash equivalents and restricted cash at beginning of year	5,031
Cash and cash equivalents, and restricted cash at the disposal date	14,023
Cash and cash equivalents and restricted cash at end of year

[1]	Including adjustment for the loss on disposal of discontinued operations in the amount of RMB904 in 2017.